SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
13. Subsequent events

The Company determines the fair value of contingent consideration and royalty agreements, classified as long term debt, by reference to a probability-weighted discounted cash flow model. The model changes over time as a result of changes in market conditions and including market size, market share, product pricing, competitive landscape, and gross profit margins expected for each of the products. Subsequent to June 30, 2015 the Company received acceptance from the FDA of its third NDA filing and observed changes in market conditions related to price increases implemented on competitor products and related to market share. Such events occurring subsequent to the balance sheet date have modified business plan projections and corresponding cash flows, which has resulted in a corresponding increase in the fair value of contingent consideration and royalty agreements of $56.0 million to reach $146.6 million as of September 30, 2015. The Company is evaluating the financial impact of events occurring subsequent to September 30, 2015 on the fair value of contingent consideration and royalty agreements.